Cover	Aug. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	001-43280
Entity Registrant Name	BREEZE ACQUISITION CORP. II
Entity Central Index Key	0002095443
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	955 W. John Carpenter Fwy.
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	888
Local Phone Number	273-9001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary shares, $0.0001 per share
Title of 12(b) Security	Ordinary shares, $0.0001 per share
Trading Symbol	BREZ
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one ordinary share, par value $0.0001
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one ordinary share, par value $0.0001
Trading Symbol	BREZR
Security Exchange Name	NASDAQ